RESTRICTIONS ON CASH AND DUE FROM BANKS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
Average reserve balances maintained	$ 15.3	$ 24.5
Reserve balances related to investment security transactions and merchant payment processing operations	$ 2.8	$ 2.4